REVENUE	12 Months Ended
May 31, 2026
Disclosure Of Detailed Information About Revenues [Abstract]
REVENUE [Text Block]

13. REVENUE

The Company entered into technical evaluation and collaboration agreements with organisations for evaluation of the Company's HPU and HBU technology. Revenue in the amount of $167,206, recognized in the Statements of Loss and Comprehensive Loss, resulted from services completed during the year ended May 31, 2026, pursuant to the technical evaluation and collaboration agreements (2025: $231,212).